UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:    Meritage Group LP
Address: Pier 5, The Embarcadero, Suite 101
         San Francisco, CA 94111

13F File Number:  028-12802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Laura Baxter-Simons
Title:   Chief Compliance Officer
Phone    (415) 399-5330
Signature, Place, and Date of Signing:

       Laura Baxter Simons      San Francisco, CA
Report Type (Check only one.):    August 13, 2009

[X]         13F HOLDINGS REPORT.
[ ]         13F NOTICE.
[ ]         13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.





                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  26
Form 13F Information Table Value (x $1000) Total:  $686721


       FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP    (x1000)  PRN AMT PRN CALL DSCREIN  MANAGERS     SOLE    SHARED   NONE
____________________________ ________________ _________ ________ _______ ___ ____ _______ ___________ ________ ________ ______
BERKSHIRE HATHAWAY INC DEL   CL A             084670108     6750      75 SH       SOLE                      75        0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103    27526 1660200 SH       SOLE                 1660200        0
CHEVRON CORP NEW             COM              166764100     3765   56830 SH       SOLE                   56830        0
COCA COLA CO                 COM              191216100    22997  479200 SH       SOLE                  479200        0
CONOCOPHILLIPS               COM              20825C104     3458   82210 SH       SOLE                   82210        0
COVANTA HLDG CORP            COM              22282E102    43148 2544100 SH       SOLE                 2544100        0
EXXON MOBIL CORP             COM              30231G102     3621   51800 SH       SOLE                   51800        0
FIDELITY NATL INFORMATION SV COM              31620M106    24202 1212500 SH       SOLE                 1212500        0
FISERV INC                   COM              337738108    25689  562000 SH       SOLE                  562000        0
FRANKLIN RES INC             COM              354613101     1109   15400 SH       SOLE                   15400        0
GOOGLE INC                   CL A             38259P508    31903   75672 SH       SOLE                   75672        0
GRUPO AEROPORTUARIO DEL SURE SPON ADR SER B   40051E202    21941  562600 SH       SOLE                  562600        0
LABORATORY CORP AMER HLDGS   COM NEW          50540R409    54520  804250 SH       SOLE                  804250        0
LORILLARD INC                COM              544147101    44536  657157 SH       SOLE                  657157        0
MASTERCARD INC               CL A             57636Q104    29791  178060 SH       SOLE                  178060        0
NIKE INC                     CL B             654106103    21069  406900 SH       SOLE                  406900        0
OCCIDENTAL PETE CORP DEL     COM              674599105     4877   74100 SH       SOLE                   74100        0
PALM INC NEW                 COM              696643105     4974  300000 SH       SOLE                  300000        0
PAYCHEX INC                  COM              704326107    25610 1016279 SH       SOLE                 1016279        0
PHILIP MORRIS INTL INC       COM              718172109    48361 1108700 SH       SOLE                 1108700        0
THERMO FISHER SCIENTIFIC INC COM              883556102    51904 1273100 SH       SOLE                 1273100        0
TRANSDIGM GROUP INC          COM              893641100    36124  997900 SH       SOLE                  997900        0
UNION PAC CORP               COM              907818108    55248 1061230 SH       SOLE                 1061230        0
VISA INC                     COM CL A         92826C839    28301  454560 SH       SOLE                  454560        0
WELLPOINT INC                COM              94973V107    63592 1249600 SH       SOLE                 1249600        0
WELLPOINT INC                CALL             94973V907     1705   33500 SH       SOLE                   33500        0